EVENTS OCCURRING AFTER THE REPORTING PERIOD	9 Months Ended
Mar. 31, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

18.   EVENTS OCCURRING AFTER THE REPORTING PERIOD.

On June 18, 2025, we enter into an amendment to the Secured Notes. The material changes to the economic terms of the Notes are as follows:

Secured Guaranteed Notes

The aggregate principal amount increases from $26,437,485 to $29,081,233, with an annual interest rate of 19%, of which 14% is payable in cash and 5% in kind. The Company is required to make scheduled amortization payments of $1,000,000 on the last business day of each calendar month and may only be repurchased in full. If the Company repurchases them on or before August 5, 2025, a 5% prepayment penalty applies; if repurchased after that date, the penalty increases to 10%.

Secured Convertible Guaranteed Notes

The aggregate principal amount increases from $61,652,927 to $67,868,227, and the maturity date is extended to August 31, 2027. The notes carry an annual interest rate of 15%, of which 5% is payable in cash and 10% in kind. Noteholders have the option to convert the outstanding principal amount of their Convertible Notes into common shares of the Company at a reduced strike price of $6 per share. However, except in the event of a Change of Control (as defined in the Convertible Note Purchase Agreement), conversion rights cannot be exercised before September 30, 2025. If the Company raises more than $10,000,000 in common equity, the strike price resets to the lesser of (1) the then-applicable strike price or (2) the price per share at which the new shares are issued (or the weighted average price per share, if issued at varying prices). The Company may repurchase the Convertible Notes voluntarily. If repurchased on or before August 31, 2025, a 5% prepayment penalty applies; if repurchased during September 2025, the penalty increases to 7%. For repurchases after October 1, 2025, the Company is required to pay the Equity Option Fee, as defined in the Convertible Note Purchase Agreement.

The Company’s financial covenants in both Secured Notes are being amended to reset the Consolidated Total Net Leverage Ratio and Interest Coverage Ratio to the following:

Consolidated Total Net Leverage Ratio

Fiscal Quarters ended March 31, 2025 and June 30, 2025: 5.00x

Fiscal Quarters ended September 30, 2025 and December 31, 2025: 4.33x

Fiscal Quarters ended March 31, 2026 through the Maturity Date: 3.75x

Interest Coverage Ratio

Fiscal Quarter ended March 31, 2025 and June 30, 2025: 1.50x

Fiscal Quarters ended September 30, 2025 and December 31, 2025: 1.75x

Fiscal Quarters ended March 31, 2026 through the Maturity Date: 2.00x

Subsequent to March 31, 2025, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.